COMMITMENTS AND CONTINGENCIES (Details Narrative) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Short-term lease payments	¥ 709
Capital commitments outstanding	¥ 241,726